Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS IV
BlackRock Global Long/Short Credit Fund
(the “Fund”)
Supplement dated March 3, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated November 27, 2024, as supplemented to date
On February 27, 2025, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Credit Relative Value Fund” and certain changes to the Fund’s investment strategies. These changes are expected to become effective May 2, 2025.
Accordingly, effective May 2, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Global Long/Short Credit Fund” are changed to “BlackRock Credit Relative Value Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.
Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”
The Fund may invest in non‑U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non‑U.S. and emerging market currencies. The Fund’s investments in non‑U.S. dollar based assets may be made on a currency hedged or unhedged basis.
The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.
The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed‑end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.
The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may borrow from banks for investment purposes.

BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS IV
BlackRock Global Long/Short Credit Fund
(the “Fund”)
Supplement dated March 3, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated November 27, 2024, as supplemented to date
On February 27, 2025, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Credit Relative Value Fund” and certain changes to the Fund’s investment strategies. These changes are expected to become effective May 2, 2025.
Accordingly, effective May 2, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Global Long/Short Credit Fund” are changed to “BlackRock Credit Relative Value Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.
Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”
The Fund may invest in non‑U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non‑U.S. and emerging market currencies. The Fund’s investments in non‑U.S. dollar based assets may be made on a currency hedged or unhedged basis.
The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.
The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed‑end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.
The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may borrow from banks for investment purposes.